Going concern (Details Narrative) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 4,400,000
Cash	$ 176,584	$ 237,605